Summary of Significant Accounting Policies (Details)	12 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)
Summary of Significant Accounting Policies [Line Items]
Deposit limit (in Yuan Renminbi) | ¥		¥ 500,000
Impairment loss			$ 2,382,538
Contract assets	690,554		691,025
Contract liabilities	1,139,001		918,470
Revenue recognized contract liability	$ 890,099
Percentage of value added tax	6.00%	6.00%
Expenses	$ 15,861,290		$ 18,025,748	$ 16,771,118
Tax benefit	50.00%	50.00%
Percentage of foreign currency	0.20%	0.20%	8.30%	3.70%
Cash and cash equivalents on deposit	$ 29,116,431		$ 22,214,029	$ 18,396,987
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Total revenues, percentage			21.40%
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Total revenues, percentage			9.40%
Customer One [Member]
Summary of Significant Accounting Policies [Line Items]
Total revenues, percentage	16.70%
Customer Two [Member]
Summary of Significant Accounting Policies [Line Items]
Total revenues, percentage	10.10%
Customer Concentration Risk [Member] | Customer One [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage				20.60%
Customer Concentration Risk [Member] | Customer One [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	14.50%	14.50%	32.30%
Customer Concentration Risk [Member] | Customer Two [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage				12.20%
Customer Concentration Risk [Member] | Customer Two [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	9.80%	9.80%	4.10%
China [Member]
Summary of Significant Accounting Policies [Line Items]
Cash and cash equivalents on deposit	$ 29,140,512		$ 22,301,633
China [Member] | Credit Concentration Risk [Member]
Summary of Significant Accounting Policies [Line Items]
Cash and cash equivalents on deposit	147,102,483		17,809,090
Hong Kong [Member] | Credit Concentration Risk [Member]
Summary of Significant Accounting Policies [Line Items]
Cash and cash equivalents on deposit	10,815,654		2,832,122
Singapore [Member] | Credit Concentration Risk [Member]
Summary of Significant Accounting Policies [Line Items]
Cash and cash equivalents on deposit	$ 3,479,656		$ 1,289,130